Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Net income	¥ 761,862	$ 117,097	¥ 597,891	¥ 526,302
Other comprehensive income, net of tax
Change in foreign currency translation adjustment	(33,876)	(5,208)	19,242	4,885
Fair value fluctuation of available-for-sale investment, net of tax of nil (Note 4)	250,425	38,490	(4,710)	718
Fair value fluctuation of available-for-sale investment held by affiliates, net of tax of nil	2,281	351	1,709
Other comprehensive income	218,830	33,633	16,241	5,603
Comprehensive income	980,692	150,730	614,132	531,905
Less: comprehensive (loss) income attributable to non-controlling interest	(13,776)	(2,117)	(40,684)	(9,520)
Less: (Loss) income attributable to redeemable non-controlling interest of a subsidiary	6,483	996	(5,336)
Less: effect on retained earnings caused by termination of redeemable non-controlling interest of a subsidiary	6,201	953
Comprehensive income attributable to Noah Holdings Limited shareholders	¥ 981,784	$ 150,898	¥ 660,152	¥ 541,425